Investment Strategy - DWS Science and Technology Fund	Feb. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of science and technology companies. Science and technology companies are (i) companies whose products, processes, or services, in the opinion of portfolio management, benefit, or are expected to benefit, from the use or commercial application of scientific or technological developments or discoveries; or (ii) companies that, in the opinion of portfolio management, utilize technology and/or science to significantly enhance their business opportunities. Such companies may include companies that, in the opinion of portfolio management, derive a competitive advantage by the application of scientific or technological developments or discoveries. For illustrative purposes, examples of the types of companies in which the fund expects to typically invest include software or hardware manufacturers that invest in developing and maintaining technology products or service offerings; service companies that provide technology service offerings; and biotech companies that invest in scientific research to develop treatments for diseases. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in US stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities). The fund will concentrate its assets in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. Portfolio management may favor securities from various industries and companies within the technology sector at different times.The fund may also invest up to 20% of its total assets in debt securities, including bonds of private issuers.Management process. In choosing securities, portfolio management uses a combination of three analytical disciplines:Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.Top-down analysis. Portfolio management considers the economic outlooks for various industries within the technology sector and looks for those that they believe may benefit from changes in the overall business environment.In addition, portfolio management uses quantitative analytic tools to attempt to manage the price volatility of the fund as compared to appropriate benchmarks and peer groups. Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material.Portfolio management will normally sell a stock when they believe its price is unlikely to go higher, its fundamentals have changed, other investments offer better opportunities, or in adjusting their emphasis on a given technology industry.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use options contracts to manage risk relative to the fund’s benchmark and for active positioning.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its assets in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector.